Securities Financing Activities (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Components of collateralized financings [Abstract]
Securities purchased under resale agreements	$ 222,302,000,000	$ 195,328,000,000
Securities borrowed	123,587,000,000	119,630,000,000
Securities sold under repurchase agreements	262,722,000,000	245,692,000,000
Securities loaned	10,592,000,000	7,835,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	222,554,000,000	195,404,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4,060 and $3,396 at fair value)	276,644,000,000	261,413,000,000
Resale and repurchase agreements that have been netted	112,700,000,000	121,200,000,000
Fair value [Member]
Components of collateralized financings [Abstract]
Securities borrowed	13,961,000,000	7,032,000,000
Securities financing activities (Numeric) [Abstract]
Federal funds sold and securities purchased under resale agreements (included $20.3 and $20.5 at fair value)	20,299,000,000	20,536,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $4,060 and $3,396 at fair value)	$ 4,060,000,000	$ 3,396,000,000